Fair Value Measurements - Schedule of Assets and Liabilities Which are Measured at Fair Value on a Recurring Basis (Details) - Recurring [Member] - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current:
Commodity derivatives		$ 61,747	$ 9,661
Noncurrent:
Commodity derivatives		26,141	6,810
Current:
Commodity derivatives		(18,138)	(17,126)
Noncurrent:
Earnout shares		(17,772)
Derivative Liabilities Non-Current		(17,141)	(13,544)
Series A embedded derivative	[1]
Net derivative asset and has earnout shares liability		34,837	(14,199)
Level 1 [Member]
Current:
Commodity derivatives
Noncurrent:
Commodity derivatives
Current:
Commodity derivatives
Noncurrent:
Earnout shares
Derivative Liabilities Non-Current
Series A embedded derivative	[1]
Total, net
Level 2 [Member]
Current:
Commodity derivatives		61,747	9,661
Noncurrent:
Commodity derivatives		26,141	6,810
Current:
Commodity derivatives		(18,138)	(17,126)
Noncurrent:
Earnout shares
Derivative Liabilities Non-Current		(17,141)	(13,544)
Series A embedded derivative	[1]
Derivative asset		52,609	(14,199)
Level 3 [Member]
Current:
Commodity derivatives
Noncurrent:
Commodity derivatives
Current:
Commodity derivatives
Noncurrent:
Earnout shares		(17,772)
Derivative Liabilities Non-Current
Series A embedded derivative	[1]
Earnout liability		$ (17,772)

[1]	The Company identified embedded features within the Series A Redeemable Preferred Stock requiring bifurcation under ASC 815-15. The fair value of the compound embedded derivative was determined to be $0 as of June 30, 2026, and accordingly was not recorded. The embedded derivative will be remeasured each reporting period.